Loans and Allowance for Credit Losses (Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		¥ 727,777	¥ 707,591
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	425,231	445,312
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	308,620	311,890
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	4,176	4,591
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	24,730	27,657
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	15,257	17,135
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	61,182	69,350
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	120	135
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	3,468	3,780
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	4,699	6,357
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	2,979	4,417
Commercial [Member] | Foreign [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	70,140	51,701
Residential [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	31,715	34,449
Card [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	65,243	65,021
MUAH [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	58,063	48,128
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	72,333	62,980
Other [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	5,052
Nonaccrual [Member] | Card [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		39,637	38,838
Nonaccrual [Member] | MUAH [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		19,936	14,973
Nonaccrual [Member] | Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		33,083	31,069
Nonaccrual [Member] | Other [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		¥ 472

[1]	TDRs for the Commercial and Residential segments include accruing loans and do not include nonaccrual loans.
[2]	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2019 and September 30, 2019 are nonaccrual TDRs as follows: ¥38,838 million and ¥39,637 million—Card; ¥14,973 million and ¥19,936 million—MUFG Americas Holdings; ¥31,069 million and ¥33,083 million—Krungsri; and nil and ¥472 million—Other, respectively.